CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	¥ 21,127,163	¥ 14,607,774
Restricted cash	3,174,886	106,272
Short-term deposits	9,756,979	14,921,688
Short-term investments	781,216	1,262,129
Long-term deposits, current portion	7,054,915	427,466
Accounts and notes receivable, net	2,716,216	3,872,846
Installment payment receivables, net, current portion	1,881,755	1,294,665
Inventory	5,526,212	4,521,373
Amounts due from related parties	¥ 12,948	¥ 47,124
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 2,489,339	¥ 2,466,084
Total current assets	54,521,629	43,527,421
Non-current assets
Long-term deposits	3,035,426	6,926,450
Restricted long-term deposits	767,899	0
Property, plant and equipment, net	10,954,485	10,606,745
Right-of-use assets, net	1,455,865	1,954,618
Intangible assets, net	4,948,992	1,042,972
Land use rights, net	2,789,367	2,747,854
Installment payment receivables, net	3,027,795	2,188,643
Long-term investments	2,084,933	2,295,032
Other non-current assets	576,150	201,271
Total non-current assets	29,640,912	27,963,585
Total assets	84,162,541	71,491,006
Current liabilities
Short-term borrowings	3,889,100	2,419,210
Accounts and notes payable	22,210,431	14,222,856
Amounts due to related parties	¥ 30,880	¥ 91,111
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities, current portion	¥ 365,999	¥ 490,811
Finance lease liabilities, current portion	34,382	128,279
Deferred revenue, current portion	630,997	389,243
Long-term borrowings, current portion	1,363,835	761,859
Accruals and other liabilities	7,580,195	5,583,829
Income taxes payable	5,743	27,655
Total current liabilities	36,111,562	24,114,853
Non-current liabilities
Long-term borrowings	5,650,782	4,613,057
Operating lease liabilities	1,490,882	1,854,576
Finance lease liabilities	777,697	797,743
Deferred revenue	668,946	694,006
Derivative liability	393,473	0
Deferred tax liabilities	404,018	0
Other non-current liabilities	2,336,654	2,506,106
Total non-current liabilities	11,722,452	10,465,488
Total liabilities	47,834,014	34,580,341
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,198,031	60,691,019
Statutory and other reserves	60,035	6,425
Accumulated deficit	(35,760,301)	(25,330,916)
Accumulated other comprehensive income	1,830,638	1,544,024
Total shareholders' equity	36,328,527	36,910,665
Total liabilities and shareholders' equity	84,162,541	71,491,006
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	103	92
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21	¥ 21